As filed with the Securities and Exchange Commission on June 24, 2014

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21597

PRIMECAP ODYSSEY FUNDS

(Exact name of registrant as specified in charter)

225 South Lake Avenue, Suite 400

Pasadena, CA 91101

(Address of principal executive offices) (Zip code)

Michael J. Ricks

PRIMECAP Management Company

225 South Lake Avenue, Suite 400

Pasadena, CA 91101

(Name and address of agent for service)

Registrant’s telephone number, including area code: (626) 304-9222

Date of fiscal year end: October 31

Date of reporting period: April 30, 2014

Item 1. Reports to Stockholders.

SEMIANNUAL REPORT

For the Six Months Ended April 30, 2014

PRIMECAP ODYSSEY STOCK   (POSKX)

PRIMECAP ODYSSEY GROWTH (POGRX)

PRIMECAP ODYSSEY AGGRESSIVE GROWTH (POAGX)

Table of Contents PRIMECAP Odyssey Funds

Letter to Shareholders PRIMECAP Odyssey Funds

Dear Fellow Shareholders,

For the six months ended April 30, 2014, the PRIMECAP Odyssey Stock Fund, PRIMECAP Odyssey Growth Fund, and PRIMECAP Odyssey Aggressive Growth Fund produced total returns of +7.47%, +4.79%, and +4.59%, respectively, in each case below the +8.36% return of the unmanaged S&P 500 Index.

During the fiscal year ended October 31, 2013, smaller, more aggressive, growth-oriented stocks generally outperformed the broader market. While this trend continued through most of the interim period ended April 30, 2014, a major reversal occurred in mid-March when many leadership stocks from the prior year suddenly began to decline, in some cases dramatically. Internet and biotechnology stocks, especially those with small market capitalizations, experienced the most substantial price declines. As these stocks declined, larger, more defensive, value-oriented stocks began to appreciate.

The Federal Reserve continued to tighten U.S. monetary policy by “tapering” the amount of its monthly bond purchases by $10 billion per month, though the central bank is expected to maintain very low short-term interest rates for a considerable time after the asset purchase program ends. Long-term interest rates, which had risen in calendar 2013, decreased during the first part of 2014 with the 10-year Treasury Bond yielding 2.65% on April 30, 2014, down from 2.97% on December 31, 2013.

Turning to the portfolios, the aforementioned reversal in market sentiment had negative consequences for the funds, particularly the PRIMECAP Odyssey Aggressive Growth Fund due to its relatively higher exposure to stocks with smaller market capitalizations and higher risk-reward characteristics.

Each of the PRIMECAP Odyssey Funds continues to be overweight in the health care and information technology sectors and underweight in the consumer staples, energy, and financials sectors.

A more detailed discussion of the results of each PRIMECAP Odyssey Fund follows.

PRIMECAP Odyssey Stock Fund

From November 1, 2013 to April 30, 2014, the Stock Fund’s total return of +7.47% trailed the S&P 500’s total return of +8.36%.

Unfavorable stock selection, particularly in the health care, materials, and energy sectors, hurt the fund’s relative results. This was partially offset by positive sector allocation, including an overweight position in health care and underweight positions in consumer staples, telecommunication services, and consumer discretionary. The largest detractors from the fund’s results were Schweitzer-Mauduit (-28%) and Amgen (-3%).

These negatives were partially offset by favorable stock selection in the industrials and financials sectors, notably Southwest Airlines (+41%), Curtiss-Wright (+29%), and Charles Schwab (+18%).

Letter to Shareholders

PRIMECAP Odyssey Funds

continued

The top 10 holdings, which collectively represented 30.5% of the portfolio at the period end, are listed below:

PRIMECAP Odyssey Stock Fund Top 10 Holdings as of 4/30/14	Ending % of Total Portfolio*
Eli Lilly & Co.	4.2
Roche Holding AG	4.1
The Charles Schwab Corp.	3.4
Johnson & Johnson	3.4
Amgen, Inc.	3.2
Texas Instruments, Inc.	2.8
Microsoft Corp.	2.7
Carnival Corp.	2.5
Transocean Ltd.	2.2
Wells Fargo & Co.	2.0
Total % of Portfolio	30.5%

*	The percentage is calculated by using the ending market value of the security divided by the total investments of the Fund.

PRIMECAP Odyssey Growth Fund

From November 1, 2013 to April 30, 2014, the Growth Fund’s total return was +4.79%, below the S&P 500’s total return of +8.36% and the Russell 1000 Growth Index’s total return of +6.95%.

Unfavorable stock selection in the information technology, health care, and consumer discretionary sectors, notably DreamWorks Animation (-30%), ImmunoGen (-21%), Stratasys (-14%), L Brands (-11%), and Amgen (-3%), accounted for most of the fund’s underperformance. These negatives were partially offset by strong stock selection in industrials, including Southwest Airlines (+41%) and Delta Air Lines (+40%).

Letter to Shareholders

PRIMECAP Odyssey Funds

continued

The top 10 holdings, which collectively represented 29.7% of the portfolio at the period end, are listed below:

PRIMECAP Odyssey Growth Fund Top 10 Holdings as of 4/30/14	Ending % of Total Portfolio*
Seattle Genetics, Inc.	4.3
Roche Holding AG	4.2
Amgen, Inc.	3.6
Eli Lilly & Co.	3.1
Biogen Idec, Inc.	3.1
The Charles Schwab Corp.	2.6
Microsoft Corp.	2.3
Adobe Systems, Inc.	2.3
Google, Inc.**	2.2
L Brands, Inc.	2.0
Total % of Portfolio	29.7%

*	The percentage is calculated by using the ending market value of the security divided by the total investments of the Fund.
**	Google, Inc. holdings consist of 1.1% in Google, Inc. – Class A stock and 1.1% in Google, Inc. – Class C stock.

PRIMECAP Odyssey Aggressive Growth Fund

From November 1, 2013 to April 30, 2014, the Aggressive Growth Fund’s total return of +4.59% lagged the S&P 500’s total return of +8.36% and the Russell Midcap Growth Index’s total return of +6.04%.

Unfavorable stock selection in information technology, health care, and consumer discretionary drove most of the fund’s underperformance. DreamWorks Animation (-30%), ImmunoGen (-21%), Pharmacyclics (-20%), Dyax (-20%), and Shutterfly (-17%) were the largest detractors from the fund’s relative returns. Favorable stock selection in industrials, including American Airlines (+43%), Delta Air Lines (+40%), and United Continental (+20%), partially offset these negatives.

Letter to Shareholders

PRIMECAP Odyssey Funds

continued

The top 10 holdings, which collectively represented 23.4% of the portfolio at the period end, are listed below:

PRIMECAP Odyssey Aggressive Growth Fund Top 10 Holdings as of 4/30/14	Ending % of Total Portfolio*
InterMune, Inc.	2.6
Blackberry Ltd.	2.4
Tribune Co. Cl A	2.4
Pharmacyclics, Inc.	2.4
United Continental Holdings, Inc.	2.3
Delta Air Lines, Inc.	2.3
Sony Corp.	2.3
Roche Holding AG	2.3
QIAGEN NV	2.2
Polypore International, Inc.	2.2
Total % of Portfolio	23.4%

*	The percentage is calculated by using the ending market value of the security divided by the total investments of the Fund.

Outlook

Looking ahead, we are less constructive on the outlook for U.S. equities than we have been in recent years, though we continue to believe that many individual stocks are attractively valued and that stocks represent a more attractive investment than many other investments at current prices. As of April 30, 2014, the S&P 500 was trading at approximately 16 times 2014 earnings per share (EPS) of $119, a reasonable valuation by historical standards. Yet revenue per share growth since 2011 has been tepid at approximately 2%, suggesting that the consensus expectation of approximately 10% annual earnings per share growth through 2016 may be difficult to achieve unless revenue per share growth accelerates.

We are disappointed by the recent performance of the funds, which we attribute in part to the broader reversal in market sentiment discussed at the outset of this letter. For the six months ended April 30, 2014, the Russell 2000 Growth Index, which measures the performance of the small-cap growth segment of the U.S. stock market, produced a total return of +1.27%, well below the +8.36% total return of the S&P 500 Index, as investors shunned small-cap growth stocks in favor of large-cap value stocks. Many of the holdings in the Aggressive Growth Fund and, to a lesser extent, the Growth Fund, are smaller, earlier stage companies with high growth potential but minimal or negative current period earnings. These stocks generally offer higher potential rewards but are more volatile than those of larger, more established companies.

Letter to Shareholders

PRIMECAP Odyssey Funds

continued

The funds remain significantly overweight in health care and information technology, with a particular concentration in biotechnology and internet stocks. We remain confident that advances in genomics, cloud computing, and other technologies should support growth in the biotechnology and internet areas for the foreseeable future.

In conclusion, we remain committed to our investment philosophy, which is based on individual stock selection. While this “bottom-up” approach can lead to periods of underperformance when the stocks in our portfolios fall out of favor, we believe it has the potential to generate superior results for investors over the long-term.

Sincerely,

PRIMECAP Management Company

May 15, 2014

Past performance is not a guarantee of future results.

The funds invest in smaller companies, which involve additional risks such as limited liquidity and greater volatility. All funds may invest in foreign securities, which involves greater volatility and political, economic and currency risks and differences in accounting methods. Mutual fund investing involves risk, and loss of principal is possible. Growth stocks typically are more volatile than value stocks; however, value stocks have a lower expected growth rate in earnings and sales.

Please refer to the Schedule of Investments for details of fund holdings. Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.

The S&P 500 is a market capitalization-weighted index of 500 large-capitalization stocks commonly used to represent the U.S. equity market. The Russell 1000 Growth Index is an index that measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The Russell Midcap Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The Russell 2000 Growth Index measures the performance of the small-cap growth segment of the U.S. equity universe. It includes those Russell 2000 companies with higher price-to-value ratios and higher forecasted growth values. You cannot invest directly in an index.

Earnings per share (EPS) is calculated by taking the total earnings divided by the number of shares outstanding.

Earnings growth is not a prediction of a fund’s future performance.

The information provided herein represents the opinions of PRIMECAP Management Company and is not intended to be a forecast of future events, a guarantee of future results, or investment advice.

Performance Graphs PRIMECAP Odyssey Stock Fund

The following chart compares the value of a hypothetical $10,000 investment in the PRIMECAP Odyssey Stock Fund from November 1, 2004 (inception) to April 30, 2014, compared to the S&P 500. This chart illustrates the performance of a hypothetical $10,000 investment made on the fund’s inception date and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

	Total Return Period Ended April 30, 2014
	1 Year	Annualized 5 Year	Annualized Since Inception^
PRIMECAP Odyssey Stock Fund	20.28%	18.67%	9.54%
S&P 500*	20.44%	19.14%	7.76%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-729-2307.

*	The S&P 500 is a market capitalization-weighted index of 500 large-capitalization stocks commonly used to represent the U.S. equity market.
^	November 1, 2004

Performance Graphs PRIMECAP Odyssey Growth Fund

The following chart compares the value of a hypothetical $10,000 investment in the PRIMECAP Odyssey Growth Fund from November 1, 2004 (inception) to April 30, 2014, compared to the S&P 500. This chart illustrates the performance of a hypothetical $10,000 investment made on the fund’s inception date and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

	Total Return Period Ended April 30, 2014
	1 Year	Annualized 5 Year	Annualized Since Inception^
PRIMECAP Odyssey Growth Fund	17.40%	19.62%	10.19%
S&P 500*	20.44%	19.14%	7.76%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-729-2307.

*	The S&P 500 is a market capitalization-weighted index of 500 large-capitalization stocks commonly used to represent the U.S. equity market.
^	November 1, 2004

Performance Graphs PRIMECAP Odyssey Aggressive Growth Fund

The following chart compares the value of a hypothetical $10,000 investment in the PRIMECAP Odyssey Aggressive Growth Fund from November 1, 2004 (inception) to April 30, 2014, compared to the S&P 500. This chart illustrates the performance of a hypothetical $10,000 investment made on the fund’s inception date and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

	Total Return Period Ended April 30, 2014
	1 Year	Annualized 5 Year	Annualized Since Inception^
PRIMECAP Odyssey Aggressive Growth Fund	31.13%	26.13%	13.14%
S&P 500*	20.44%	19.14%	7.76%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-729-2307.

*	The S&P 500 is a market capitalization-weighted index of 500 large-capitalization stocks commonly used to represent the U.S. equity market.
^	November 1, 2004

Sector Breakdown PRIMECAP Odyssey Funds

PRIMECAP Odyssey Stock Fund

Consumer Discretionary	9.9%
Consumer Staples	1.3%
Energy	4.7%
Financials	10.6%
Health Care	25.7%
Industrials	11.1%
Information Technology	21.8%
Materials	3.9%
Utilities	0.7%
Short-Term Investments and Other Assets	10.3%
Total	100.0%

PRIMECAP Odyssey Growth Fund

Consumer Discretionary	9.1%
Consumer Staples	0.3%
Energy	3.7%
Financials	4.9%
Health Care	35.4%
Industrials	9.4%
Information Technology	29.1%
Materials	1.4%
Short-Term Investments and Other Assets	6.7%
Total	100.0%

The tables above list sector allocations as a percentage of each fund’s total net assets as of April 30, 2014. The management report may make reference to average allocations during the period. As a result, the sector allocations above may differ from those discussed in the management report.

Sector Breakdown

PRIMECAP Odyssey Funds

continued

PRIMECAP Odyssey Aggressive Growth Fund

Consumer Discretionary	13.9%
Consumer Staples	0.9%
Energy	4.5%
Financials	2.8%
Health Care	28.6%
Industrials	14.7%
Information Technology	28.6%
Materials	1.0%
Short-Term Investments, net of Other Liabilities	5.0%
Total	100.0%

The table above lists sector allocations as a percentage of the fund’s total net assets as of April 30, 2014. The management report may make reference to average allocations during the period. As a result, the sector allocations above may differ from those discussed in the management report.

Schedule of Investments PRIMECAP Odyssey Stock Fund April 30, 2014 (Unaudited)

Shares		Value
COMMON STOCKS – 89.7%
Consumer Discretionary – 9.9%
175,000	Ascena Retail Group, Inc. (a)	$3,010,000
73,200	Bed Bath & Beyond, Inc. (a)	4,547,916
246,600	CarMax, Inc. (a)	10,796,148
1,664,400	Carnival Corp.	65,427,564
105,600	Dillards, Inc. – Class A	10,341,408
54,900	DIRECTV (a)	4,260,240
966,437	L Brands, Inc.	52,380,885
100,000	Macy’s, Inc.	5,743,000
60,000	Newell Rubbermaid, Inc.	1,806,600
500,000	Ross Stores, Inc.	34,040,000
2,000,000	Sony Corp. – ADR	35,280,000
193,400	TJX Cos., Inc.	11,252,012
225,000	Walt Disney Co. (The)	17,851,500
29,600	Whirlpool Corp.	4,540,048

		261,277,321

Consumer Staples – 1.3%
156,000	CVS Caremark Corp.	11,344,320
146,000	Kellogg Co.	9,757,180
150,000	PepsiCo, Inc.	12,883,500

		33,985,000

Energy – 4.7%
333,200	Cameron International Corp. (a)	21,644,672
60,000	Encana Corp.	1,392,600
60,000	EOG Resources, Inc.	5,880,000
65,000	Exxon Mobil Corp.	6,656,650
40,574	National Oilwell Varco, Inc.	3,186,276
27,000	Noble Energy, Inc.	1,938,060
65,000	Range Resources Corp.	5,879,250
142,663	Schlumberger Ltd.	14,487,428
55,000	Southwestern Energy Co. (a)	2,633,400
1,379,600	Transocean Ltd.	59,419,372

		123,117,708

Financials – 10.6%
120,000	American Express Co.	10,491,600
3,427,900	Charles Schwab Corp. (The)	91,010,745
56,500	Chubb Corp. (The)	5,202,520
376,000	CME Group, Inc.	26,466,640
432,900	Comerica, Inc.	20,883,096

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

PRIMECAP Odyssey Stock Fund

April 30, 2014 (Unaudited) – continued

Shares		Value
Financials (continued)
686,950	Marsh & McLennan Cos., Inc.	$33,873,504
281,600	Mercury General Corp.	13,477,376
1,067,500	Wells Fargo & Co.	52,990,700
601,500	Willis Group Holdings PLC	24,655,485

		279,051,666

Health Care – 25.7%
910,900	Abbott Laboratories	35,288,266
639,000	AbbVie, Inc.	33,279,120
75,000	Affymetrix, Inc. (a)	557,250
748,500	Amgen, Inc.	83,644,875
143,600	Biogen Idec, Inc. (a)	41,230,432
117,900	Boston Scientific Corp. (a)	1,486,719
1,864,300	Eli Lilly & Co.	110,180,130
501,735	GlaxoSmithKline PLC – ADR	27,781,067
884,100	Johnson & Johnson	89,550,489
889,600	Medtronic, Inc.	52,326,272
522,150	Novartis AG – ADR	45,395,721
585,000	PerkinElmer, Inc.	24,552,450
367,400	Roche Holding AG – CHF	107,702,761
320,000	Sanofi – ADR	17,216,000
82,000	Thermo Fisher Scientific, Inc.	9,348,000

		679,539,552

Industrials – 11.1%
238,300	Airbus Group N.V. – EUR	16,361,636
47,600	Alaska Air Group, Inc.	4,478,208
203,300	Boeing Co. (The)	26,229,766
155,036	C.H. Robinson Worldwide, Inc.	9,131,620
133,500	Caterpillar, Inc.	14,070,900
54,000	CIRCOR International, Inc.	4,385,340
120,000	CSX Corp.	3,386,400
416,000	Curtiss-Wright Corp.	26,599,040
201,900	FedEx Corp.	27,508,875
281,900	Honeywell International, Inc.	26,188,510
232,000	Norfolk Southern Corp.	21,930,960
102,000	Pentair Ltd.	7,577,580
94,000	Republic Services, Inc.	3,298,460
349,100	Ritchie Bros. Auctioneers, Inc.	8,727,500
97,000	Rockwell Automation, Inc.	11,560,460
62,000	Safran S.A. – EUR	4,167,023

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

PRIMECAP Odyssey Stock Fund

April 30, 2014 (Unaudited) – continued

Shares		Value
Industrials (continued)
2,154,200	Southwest Airlines Co.	$52,067,014
181,700	United Parcel Service, Inc. – Class B	17,897,450
56,000	United Technologies Corp.	6,626,480

		292,193,222

Information Technology – 21.8%
225,000	Activision Blizzard, Inc.	4,502,250
447,600	Adobe Systems, Inc. (a)	27,612,444
93,200	Altera Corp.	3,030,864
429,700	Analog Devices, Inc.	22,039,313
1,035,000	Applied Materials, Inc.	19,727,100
2,021,600	Cisco Systems, Inc.	46,719,176
750,000	Corning, Inc.	15,682,500
398,000	Diebold, Inc.	14,968,780
384,600	Electronic Arts, Inc. (a)	10,884,180
81,500	EMC Corp.	2,102,700
14,000	Google, Inc. – Class A (a)	7,488,320
14,000	Google, Inc. – Class C (a)	7,373,240
1,342,900	Hewlett-Packard Co.	44,396,274
1,339,600	Intel Corp.	35,753,924
56,100	Intuit, Inc.	4,249,575
544,000	KLA-Tencor Corp.	34,810,560
1,221,400	L.M. Ericsson Telephone Co. – ADR	14,644,586
49,000	MasterCard, Inc. – Class A	3,603,950
1,768,100	Microsoft Corp.	71,431,240
468,200	NetApp, Inc.	16,672,602
81,400	NeuStar, Inc. – Class A (a)	2,093,608
497,000	NVIDIA Corp.	9,179,590
466,500	QUALCOMM, Inc.	36,718,215
613,664	Symantec Corp.	12,445,106
1,605,700	Texas Instruments, Inc.	72,979,065
200,000	Thomson Reuters Corp.	7,236,000
104,200	Visa, Inc. – Class A	21,111,962
100,000	Xilinx, Inc.	4,719,000
24,800	Yahoo!, Inc. (a)	891,560

		575,067,684

Materials – 3.9%
320,000	Celanese Corp. – Series A	19,657,600
389,700	Dow Chemical Co. (The)	19,446,030
157,800	E.I. du Pont de Nemours and Co.	10,623,096

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

PRIMECAP Odyssey Stock Fund

April 30, 2014 (Unaudited) – continued

Shares		Value
Materials (continued)
70,000	Greif, Inc. – Class A	$3,793,300
80,581	Greif, Inc. – Class B	4,738,969
50,000	LyondellBasell Industries N.V. – Class A	4,625,000
121,900	Monsanto Co.	13,494,330
136,900	Potash Corp. of Saskatchewan, Inc.	4,950,304
481,200	Schweitzer-Mauduit International, Inc.	20,999,568

		102,328,197

Utilities – 0.7%
122,000	Exelon Corp.	4,273,660
372,379	Public Service Enterprise Group, Inc.	15,256,368

		19,530,028

TOTAL COMMON STOCKS (Cost $1,639,911,205)		$2,366,090,378

SHORT-TERM INVESTMENTS – 10.2%
268,740,470	Dreyfus Treasury Prime Cash Management Fund	268,740,470

TOTAL SHORT-TERM INVESTMENTS (Cost $268,740,470)		268,740,470

TOTAL INVESTMENTS (Cost $1,908,651,675) – 99.9%		2,634,830,848
Other Assets in Excess of Liabilities – 0.1%		3,562,058

TOTAL NET ASSETS – 100.0%		$2,638,392,906

ADR  American Depository Receipt

CHF  Swiss Francs

EUR  Euros

(a)	Non-Income Producing

The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by the Fund’s administrator.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments PRIMECAP Odyssey Growth Fund April 30, 2014 (Unaudited)

Shares		Value
COMMON STOCKS – 93.3%
Consumer Discretionary – 9.1%
1,805,100	Ascena Retail Group, Inc. (a)	$31,047,720
154,200	Bed Bath & Beyond, Inc. (a)	9,580,446
963,215	CarMax, Inc. (a)	42,169,553
1,849,100	Carnival Corp.	72,688,121
161,800	DIRECTV (a)	12,555,680
1,400,000	DreamWorks Animation SKG, Inc. – Class A (a)	33,642,000
1,570,381	L Brands, Inc.	85,114,650
425,000	Norwegian Cruise Line Holdings Ltd. (a)	13,927,250
68,000	Ross Stores, Inc.	4,629,440
100,000	Royal Caribbean Cruises Ltd.	5,313,000
465,200	Shutterfly, Inc. (a)	19,040,636
2,186,000	Sony Corp. – ADR	38,561,040
126,000	TJX Cos., Inc.	7,330,680

		375,600,216

Consumer Staples – 0.3%
149,000	CVS Caremark Corp.	10,835,280

Energy – 3.7%
130,000	Encana Corp.	3,017,300
182,000	EOG Resources, Inc.	17,836,000
123,400	Frank’s International N.V.	3,384,862
65,100	National Oilwell Varco, Inc.	5,112,303
100,000	Noble Energy, Inc.	7,178,000
125,000	Range Resources Corp.	11,306,250
179,823	Schlumberger Ltd.	18,261,025
156,800	Southwestern Energy Co. (a)	7,507,584
1,844,749	Transocean Ltd.	79,453,339

		153,056,663

Financials – 4.9%
4,053,823	Charles Schwab Corp. (The)	107,629,001
91,200	Chubb Corp. (The)	8,397,696
329,500	CME Group, Inc.	23,193,505
168,500	Discover Financial Services	9,419,150
617,550	Marsh & McLennan Cos., Inc.	30,451,390
450,000	Wells Fargo & Co.	22,338,000

		201,428,742

Health Care – 35.4%
852,018	Abbott Laboratories	33,007,177
1,914,800	Abiomed, Inc. (a)	45,361,612

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

PRIMECAP Odyssey Growth Fund

April 30, 2014 (Unaudited) – continued

Shares		Value
Health Care (continued)
3,623,600	Accuray, Inc. (a)	$30,438,240
564,200	Affymetrix, Inc. (a)	4,192,006
1,316,700	Amgen, Inc.	147,141,225
439,900	Biogen Idec, Inc. (a)	126,304,088
359,800	BioMarin Pharmaceutical, Inc. (a)	20,951,154
1,275,300	Boston Scientific Corp. (a)	16,081,533
960,800	Cepheid, Inc. (a)	41,775,584
193,700	Charles River Laboratories International, Inc. (a)	10,405,564
450,000	Dendreon Corp. (a)	1,161,000
2,154,651	Eli Lilly & Co.	127,339,874
81,000	GlaxoSmithKline PLC – ADR	4,484,970
463,400	Illumina, Inc. (a)	62,952,890
5,855,100	ImmunoGen, Inc. (a) (b)	75,764,994
620,200	Insulet Corp. (a)	23,338,126
694,225	InterMune, Inc. (a)	22,270,738
576,200	Johnson & Johnson	58,363,298
890,300	Medtronic, Inc.	52,367,446
535,000	Momenta Pharmaceuticals, Inc. (a)	6,109,700
3,738,856	Nektar Therapeutics (a)	44,006,335
517,463	Novartis AG – ADR	44,988,233
220,000	NuVasive, Inc. (a)	7,416,200
433,000	OraSure Technologies, Inc. (a)	2,836,150
120,000	PerkinElmer, Inc.	5,036,400
3,296,614	QIAGEN N.V. (a)	72,195,847
586,500	Roche Holding AG – CHF	171,931,599
4,656,400	Seattle Genetics, Inc. (a)	179,178,272
91,000	Thermo Fisher Scientific, Inc.	10,374,000
118,500	Waters Corp. (a)	11,676,990

		1,459,451,245

Industrials – 9.4%
556,990	AECOM Technology Corp. (a)	18,057,616
296,000	Airbus Group N.V. – EUR	20,323,307
751,000	American Airlines Group, Inc. (a)	26,337,570
268,768	C.H. Robinson Worldwide, Inc.	15,830,435
133,600	Caterpillar, Inc.	14,081,440
180,000	CIRCOR International, Inc.	14,617,800
454,000	Curtiss-Wright Corp.	29,028,760
1,100,000	Delta Air Lines, Inc.	40,513,000
240,000	Expeditors International of Washington, Inc.	9,897,600

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

PRIMECAP Odyssey Growth Fund

April 30, 2014 (Unaudited) – continued

Shares		Value
Industrials (continued)
40,900	FedEx Corp.	$5,572,625
226,000	IDEX Corp.	16,852,820
184,294	Jacobs Engineering Group, Inc. (a)	10,633,764
1,227,550	JetBlue Airways Corp. (a)	9,703,783
40,000	Pall Corp.	3,366,000
489,000	Ritchie Bros. Auctioneers, Inc.	12,225,000
33,100	Rockwell Automation, Inc.	3,944,858
2,823,200	Southwest Airlines Co.	68,236,744
1,158,300	United Continental Holdings, Inc. (a)	47,339,721
196,000	United Parcel Service, Inc. – Class B	19,306,000

		385,868,843

Information Technology – 29.1%
57,850	Accenture PLC – Class A	4,640,727
1,530,900	Adobe Systems, Inc. (a)	94,441,221
850,000	Altera Corp.	27,642,000
131,600	Analog Devices, Inc.	6,749,764
351,700	Applied Materials, Inc.	6,703,402
272,517	ASML Holding N.V.	22,180,159
4,192,750	BlackBerry Ltd. (a)	32,116,465
704,000	Cisco Systems, Inc.	16,269,440
350,000	Corning, Inc.	7,318,500
671,000	Cree, Inc. (a)	31,651,070
1,643,200	Electronic Arts, Inc. (a)	46,502,560
1,518,700	EMC Corp.	39,182,460
105,000	F5 Networks, Inc. (a)	11,042,850
4,183,700	Flextronics International Ltd. (a)	37,611,463
658,418	FormFactor, Inc. (a)	3,785,904
84,067	Google, Inc. – Class A (a)	44,965,757
84,067	Google, Inc. – Class C (a)	44,274,726
1,446,500	Hewlett-Packard Co.	47,821,290
1,221,200	Intel Corp.	32,593,828
105,000	Intuit, Inc.	7,953,750
415,000	Jabil Circuit, Inc.	7,162,900
371,000	KLA-Tencor Corp.	23,740,290
1,247,800	L.M. Ericsson Telephone Co. – ADR	14,961,122
55,000	MasterCard, Inc. – Class A	4,045,250
725,000	Micron Technology, Inc. (a)	18,937,000
2,345,400	Microsoft Corp.	94,754,160
1,131,411	NetApp, Inc.	40,289,546

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

PRIMECAP Odyssey Growth Fund

April 30, 2014 (Unaudited) – continued

Shares		Value
Information Technology (continued)
195,900	NeuStar, Inc. – Class A (a)	$5,038,548
1,846,000	Nuance Communications, Inc. (a)	29,702,140
655,500	NVIDIA Corp.	12,107,085
1,040,400	QUALCOMM, Inc.	81,889,884
160,000	Rambus, Inc. (a)	1,934,400
595,400	SanDisk Corp.	50,591,138
543,690	Stratasys Ltd. (a)	52,667,250
498,300	Symantec Corp.	10,105,524
1,553,426	Texas Instruments, Inc.	70,603,212
976,400	Trimble Navigation Ltd. (a)	37,523,052
324,625	Visa, Inc. – Class A	65,772,271
77,000	VMware, Inc. – Class A (a)	7,123,270
120,000	Xilinx, Inc.	5,662,800

		1,200,058,178

Materials – 1.4%
394,500	Monsanto Co.	43,671,150
100,000	Praxair, Inc.	13,055,000

		56,726,150

TOTAL COMMON STOCKS (Cost $2,581,852,592)		$3,843,025,317

SHORT-TERM INVESTMENTS – 6.6%
273,847,601	Dreyfus Treasury Prime Cash Management Fund	273,847,601

TOTAL SHORT-TERM INVESTMENTS (Cost $273,847,601)		273,847,601

TOTAL INVESTMENTS (Cost $2,855,700,193) – 99.9%		4,116,872,918
Other Assets in Excess of Liabilities – 0.1%		4,930,994

TOTAL NET ASSETS – 100.0%		$4,121,803,912

ADR   American Depository Receipt

CHF   Swiss Francs

EUR   Euros

(a)	Non-Income Producing
(b)	Considered an affiliated company of the fund as the fund owns 5% or more of the outstanding voting securities of such company.

The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by the Fund’s administrator.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments PRIMECAP Odyssey Aggressive Growth Fund April 30, 2014 (Unaudited)

Shares		Value
COMMON STOCKS – 95.0%
Consumer Discretionary – 13.9%
2,182,500	Ascena Retail Group, Inc. (a)	$37,539,000
27,300	Burlington Stores, Inc. (a)	709,527
303,102	Callaway Golf Co.	2,640,018
1,283,400	CarMax, Inc. (a)	56,187,252
2,700	Container Store Group, Inc. (The) (a)	74,493
74,700	DIRECTV (a)	5,796,720
4,096,700	DreamWorks Animation SKG, Inc. – Class A (a) (b)	98,443,701
2,400	Gildan Activewear, Inc.	122,760
39,300	Panera Bread Co. – Class A (a)	6,011,721
3,701,923	Quiksilver, Inc. (a)	23,766,346
1,217,001	Royal Caribbean Cruises Ltd.	64,659,263
2,050,998	Shutterfly, Inc. (a) (b)	83,947,348
7,087,000	Sony Corp. – ADR	125,014,680
299,890	Tesla Motors, Inc. (a)	62,344,132
1,675,500	Tribune Co. – Class A (a)	130,270,125
4,308,500	Tuesday Morning Corp. (a) (b)	60,232,830
8,800	Zoe’s Kitchen, Inc. (a)	234,872

		757,994,788

Consumer Staples – 0.9%
3,313,405	Boulder Brands, Inc. (a) (b)	48,905,858

Energy – 4.5%
500,400	Cabot Oil & Gas Corp.	19,655,712
160,000	Cameron International Corp. (a)	10,393,600
120,000	EOG Resources, Inc.	11,760,000
84,800	National Oilwell Varco, Inc.	6,659,344
107,000	Range Resources Corp.	9,678,150
1,465,000	Rex Energy Corp. (a)	30,852,900
4,979,213	Solazyme, Inc. (a) (b)	53,576,332
2,344,882	Transocean Ltd.	100,994,068

		243,570,106

Financials – 2.8%
1,635,100	CME Group, Inc.	115,094,689
101,500	Discover Financial Services	5,673,850
605,820	MarketAxess Holdings, Inc.	32,641,582

		153,410,121

Health Care – 28.6%
1,802,000	Abaxis, Inc. (a) (b)	73,179,220
1,503,300	Abbott Laboratories	58,237,842

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

PRIMECAP Odyssey Aggressive Growth Fund

April 30, 2014 (Unaudited) – continued

Shares		Value
Health Care (continued)
2,671,073	Abiomed, Inc. (a) (b)	$63,277,719
3,686,600	Accuray, Inc. (a)	30,967,440
4,850,000	Affymetrix, Inc. (a) (b)	36,035,500
205,400	Biogen Idec, Inc. (a)	58,974,448
596,300	BioMarin Pharmaceutical, Inc. (a)	34,722,549
672,100	Boston Scientific Corp. (a)	8,475,181
5,158,600	Cardica, Inc. (a) (b)	5,519,702
972,300	Cepheid, Inc. (a)	42,275,604
591,500	Charles River Laboratories International, Inc. (a)	31,775,380
7,949,790	Dyax Corp. (a) (b)	52,548,112
965,562	Epizyme, Inc. (a)	21,068,563
1,900,600	Exact Sciences Corp. (a)	22,807,200
2,522,223	Fluidigm Corp. (a) (b)	94,734,696
3,600	Foundation Medicine, Inc. (a)	104,976
113,000	Illumina, Inc. (a)	15,351,050
3,795,417	ImmunoGen, Inc. (a)	49,112,696
1,014,356	Insulet Corp. (a)	38,170,216
4,371,875	InterMune, Inc. (a)	140,249,750
1,352,200	KaloBios Pharmaceuticals, Inc. (a)	3,069,494
929,838	Luminex Corp. (a)	17,862,188
1,849,283	Momenta Pharmaceuticals, Inc. (a)	21,118,812
9,639,530	Nektar Therapeutics (a) (b)	113,457,268
505,000	NuVasive, Inc. (a)	17,023,550
162,600	OncoMed Pharmaceuticals, Inc. (a)	4,282,884
1,607,600	OraSure Technologies, Inc. (a)	10,529,780
1,373,439	Pharmacyclics, Inc. (a)	129,899,860
5,538,314	QIAGEN N.V. (a)	121,289,077
426,400	Roche Holding AG – CHF	124,998,523
2,986,300	Seattle Genetics, Inc. (a)	114,912,824
261,100	Xencor, Inc. (a)	2,584,890
74,000	XenoPort, Inc. (a)	300,440

		1,558,917,434

Industrials – 14.7%
365,400	AECOM Technology Corp. (a)	11,846,268
393,900	Alaska Air Group, Inc.	37,058,112
3,500	Allegiant Travel Co.	411,075
3,056,700	American Airlines Group, Inc. (a)	107,198,469
5,000	Avis Budget Group, Inc. (a)	262,950
198,000	C.H. Robinson Worldwide, Inc.	11,662,200

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

PRIMECAP Odyssey Aggressive Growth Fund

April 30, 2014 (Unaudited) – continued

Shares		Value
Industrials (continued)
802,000	CIRCOR International, Inc.	$65,130,420
25,000	Colfax Corp. (a)	1,799,500
16,000	Controladora Comercial Mexicana, S.A. de C.V. – ADR (a)	113,920
223,474	Curtiss-Wright Corp.	14,288,927
3,398,200	Delta Air Lines, Inc.	125,155,706
42,800	Esterline Technologies Corp. (a)	4,666,056
265,000	Hawaiian Holdings, Inc. (a)	3,829,250
554,500	Hertz Global Holdings, Inc. (a)	15,786,615
535,004	Jacobs Engineering Group, Inc. (a)	30,869,731
6,774,225	JetBlue Airways Corp. (a)	53,550,249
375,000	NCI Building Systems, Inc. (a)	5,865,000
31,000	NN, Inc.	606,670
3,461,100	Polypore International, Inc. (a) (b)	120,030,948
375,372	Ritchie Bros. Auctioneers, Inc.	9,384,300
907,000	Southwest Airlines Co.	21,922,190
512,000	Spirit Airlines, Inc. (a)	29,102,080
2,400	TransDigm Group, Inc.	426,888
3,158,100	United Continental Holdings, Inc. (a)	129,071,547

		800,039,071

Information Technology – 28.6%
1,092,000	Adobe Systems, Inc. (a)	67,365,480
80,000	Akamai Technologies, Inc. (a)	4,245,600
864,300	Altera Corp.	28,107,036
30,000	Applied Materials, Inc.	571,800
375,795	ASML Holding N.V.	30,585,955
2,196,323	Audience, Inc. (a) (b)	25,257,714
5,056,947	Axcelis Technologies, Inc. (a)	9,051,935
17,461,718	BlackBerry Ltd. (a)	133,756,760
15,000	Chegg, Inc. (a)	79,050
3,568,260	comScore, Inc. (a) (b)	111,793,586
581,700	Cree, Inc. (a)	27,438,789
204,700	eBay, Inc. (a)	10,609,601
1,214,000	Electronic Arts, Inc. (a)	34,356,200
2,790,800	Ellie Mae, Inc. (a) (b)	68,067,612
1,770,000	EMC Corp.	45,666,000
652,200	F5 Networks, Inc. (a)	68,591,874
1,279,180	FARO Technologies, Inc. (a) (b)	51,039,282
365,800	FEI Co.	29,088,416
500	FireEye, Inc. (a)	19,630

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

PRIMECAP Odyssey Aggressive Growth Fund

April 30, 2014 (Unaudited) – continued

Shares		Value
Information Technology (continued)
7,255,900	Flextronics International Ltd. (a)	$65,230,541
922,500	FormFactor, Inc. (a)	5,304,375
72,370	Google, Inc. – Class A (a)	38,709,266
72,370	Google, Inc. – Class C (a)	38,114,384
1,832,100	Guidance Software, Inc. (a) (b)	16,873,641
80,000	Hewlett-Packard Co.	2,644,800
246,800	Intuit, Inc.	18,695,100
700,000	Jabil Circuit, Inc.	12,082,000
708,500	KLA-Tencor Corp.	45,336,915
4,540,000	Micron Technology, Inc. (a)	118,584,800
1,676,567	NetApp, Inc.	59,702,551
163,798	NeuStar, Inc. – Class A (a)	4,212,885
6,300	Nimble Storage, Inc. (a)	155,295
2,884,000	Nuance Communications, Inc. (a)	46,403,560
2,684,455	NVIDIA Corp.	49,581,884
3,283,592	Peregrine Semiconductor Corp. (a) (b)	17,632,889
871,000	QUALCOMM, Inc.	68,556,410
140,000	Rambus, Inc. (a)	1,692,600
804,800	SanDisk Corp.	68,383,856
4,123,972	ServiceSource International, Inc. (a)	25,733,585
200,000	SMART Technologies, Inc. – Class A (a)	766,000
531,900	Stratasys Ltd. (a)	51,525,153
43,300	Symantec Corp.	878,124
1,080,100	Trimble Navigation Ltd. (a)	41,508,243
2,400	Twitter, Inc. (a)	93,528
121,000	VMware, Inc. – Class A (a)	11,193,710
34,000	Xoom Corp. (a)	758,540
60,000	Yahoo!, Inc. (a)	2,157,000

		1,558,203,955

Materials – 1.0%
1,393,505	Marrone Bio Innovations, Inc. (a) (b)	16,972,891
284,300	Monsanto Co.	31,472,010
94,100	Potash Corp. of Saskatchewan, Inc.	3,402,656

		51,847,557

TOTAL COMMON STOCKS (Cost $3,686,170,783)		$5,172,888,890

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

PRIMECAP Odyssey Aggressive Growth Fund

April 30, 2014 (Unaudited) – continued

Shares		Value
SHORT-TERM INVESTMENTS – 5.4%
291,565,747	Dreyfus Treasury Prime Cash Management Fund	$291,565,747

TOTAL SHORT-TERM INVESTMENTS (Cost $291,565,747)		291,565,747

TOTAL INVESTMENTS (Cost $3,977,736,530) – 100.4%		5,464,454,637
Liabilities in Excess of Other Assets – (0.4)%		(19,126,895)

TOTAL NET ASSETS – 100.0%		$5,445,327,742

ADR   American Depository Receipt

CHF   Swiss Francs

(a)	Non-Income Producing
(b)	Considered an affiliated company of the fund as the fund owns 5% or more of the outstanding voting securities of such company.

The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by the Fund’s administrator.

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities PRIMECAP Odyssey Funds April 30, 2014 (Unaudited)

	PRIMECAP Odyssey Stock Fund	PRIMECAP Odyssey Growth Fund	PRIMECAP Odyssey Aggressive Growth Fund
ASSETS
Investments, at cost	$1,908,651,675	$2,855,700,193	$3,977,736,530

Investments, at value (unaffiliated)	$2,634,830,848	$4,041,107,924	$4,252,927,788
Investments, at value (affiliated)	—	75,764,994	1,211,526,849
Receivable for investments sold	—	—	3,845,375
Receivable for dividends and interest	4,076,064	4,823,660	2,603,257
Receivable for fund shares sold	5,915,319	10,672,953	9,782,721
Prepaid expenses	23,524	41,723	75,184

Total assets	2,644,845,755	4,132,411,254	5,480,761,174

LIABILITIES
Payable for investments purchased	1,684,881	795,700	6,172,082
Payable for fund shares repurchased	943,773	3,402,931	20,595,986
Payable to the advisor (Note 6)	3,356,060	5,660,285	7,708,904
Other accrued expenses and liabilities	468,135	748,426	956,460

Total liabilities	6,452,849	10,607,342	35,433,432

NET ASSETS	$2,638,392,906	$4,121,803,912	$5,445,327,742

Number of shares issued and outstanding (unlimited shares authorized, $0.01 par value)	121,208,873	174,270,548	184,554,508

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$21.77	$23.65	$29.51

COMPONENTS OF NET ASSETS
Paid-in capital	$1,861,512,104	$2,808,507,089	$3,912,334,656
Undistributed net investment income	12,947,176	10,799,055	—
Accumulated net realized gain	37,687,195	41,212,663	46,197,870
Net unrealized appreciation	726,246,431	1,261,285,105	1,486,795,216

Net assets	$2,638,392,906	$4,121,803,912	$5,445,327,742

The accompanying notes are an integral part of these financial statements.

Statements of Operation PRIMECAP Odyssey Funds For the Six Months Ended April 30, 2014 (Unaudited)

	PRIMECAP Odyssey Stock Fund	PRIMECAP Odyssey Growth Fund	PRIMECAP Odyssey Aggressive Growth Fund
INVESTMENT INCOME
Income
Dividends[1]	$26,017,866	$26,805,653	$16,210,260
Interest income	43	61	94

Total income	26,017,909	26,805,714	16,210,354

Expenses
Advisory fees	6,458,167	10,984,403	14,522,260
Shareholder servicing	425,114	971,950	1,042,126
Custody	89,501	136,157	138,974
Trustee fees	31,914	31,914	31,914
Other	366,755	615,461	857,147

Total expenses	7,371,451	12,739,885	16,592,421

Net investment income (loss)	18,646,458	14,065,829	(382,067)

REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCY
Net realized gain on:
Investments[2]	41,635,066	45,253,857	49,455,663
Foreign currency transactions	17,748	28,332	20,598
Change in unrealized appreciation/depreciation on:
Investments	105,572,593	107,937,859	136,472,015
Foreign currency translations	37,391	63,468	43,043

Net realized and unrealized gain on investments and foreign currency	147,262,798	153,283,516	185,991,319

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$165,909,256	$167,349,345	$185,609,252

[1]	Net of foreign taxes withheld of $852,433, $1,157,145, and $665,633, respectively.
[2]	Includes net realized gain on sales of affiliated companies of $0, $0, and $37,056,615, respectively.

The accompanying notes are an integral part of these financial statements.

Statement of Changes in Net Assets PRIMECAP Odyssey Stock Fund

	Six Months Ended April 30, 2014[1]	Year Ended October 31, 2013
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income	$18,646,458	$27,951,221
Net realized gain on:
Investments	41,635,066	22,820,507
Foreign currency transactions	17,748	857
Change in unrealized appreciation on:
Investments	105,572,593	422,421,292
Foreign currency translations	37,391	21,589

Net increase in net assets resulting from operations	165,909,256	473,215,466

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(25,544,000)	(24,438,073)
Net realized gain on investments	(7,013,392)	—

Net decrease in net assets resulting from distributions paid	(32,557,392)	(24,438,073)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	550,344,598	753,218,807
Proceeds from reinvestment of distributions	19,473,550	15,171,281
Cost of shares repurchased	(199,444,360)	(604,701,573)

Net increase from capital share transactions	370,373,788	163,688,515

Total increase in net assets	503,725,652	612,465,908

NET ASSETS
Beginning of period	2,134,667,254	1,522,201,346

End of period (includes undistributed net investment income of $12,947,176 and $19,844,718, respectively)	$2,638,392,906	$2,134,667,254

CHANGE IN CAPITAL SHARES
Shares outstanding, beginning of period	103,820,982	96,638,419

Shares sold	25,867,632	41,278,823
Shares issued on reinvestment of distributions	943,029	946,431
Shares repurchased	(9,422,770)	(35,042,691)

Net increase in capital shares	17,387,891	7,182,563

Shares outstanding, end of period	121,208,873	103,820,982

[1]	Unaudited

The accompanying notes are an integral part of these financial statements.

Statement of Changes in Net Assets PRIMECAP Odyssey Growth Fund

	Six Months Ended April 30, 2014[1]	Year Ended October 31, 2013
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income	$14,065,829	$14,468,549
Net realized gain on:
Investments	45,253,857	83,865,357
Foreign currency transactions	28,332	11,118
Change in unrealized appreciation on:
Investments	107,937,859	777,290,285
Foreign currency translations	63,468	23,999

Net increase in net assets resulting from operations	167,349,345	875,659,308

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(12,772,829)	(13,581,594)
Net realized gain on investments	(73,025,511)	—

Net decrease in net assets resulting from distributions paid	(85,798,340)	(13,581,594)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	759,690,602	1,182,683,153
Proceeds from reinvestment of distributions	81,199,742	13,044,088
Cost of shares repurchased	(461,814,301)	(598,524,953)

Net increase from capital share transactions	379,076,043	597,202,288

Total increase in net assets	460,627,048	1,459,280,002

NET ASSETS
Beginning of period	3,661,176,864	2,201,896,862

End of period (includes undistributed net investment income of $10,799,055 and $9,506,055, respectively)	$4,121,803,912	$3,661,176,864

CHANGE IN CAPITAL SHARES
Shares outstanding, beginning of period	158,564,375	130,856,379

Shares sold	31,471,282	57,190,566
Shares issued on reinvestment of distributions	3,512,100	750,091
Shares repurchased	(19,277,209)	(30,232,661)

Increase in capital shares	15,706,173	27,707,996

Shares outstanding, end of period	174,270,548	158,564,375

[1]	Unaudited

The accompanying notes are an integral part of these financial statements.

Statement of Changes in Net Assets PRIMECAP Odyssey Aggressive Growth Fund

	Six Months Ended April 30, 2014[1]	Year Ended October 31, 2013
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment loss	$(382,067)	$(6,476,265)
Net realized gain (loss) on:
Investments	49,455,663	94,867,847
Foreign currency transactions	20,598	(5,033)
Change in unrealized appreciation on:
Investments	136,472,015	1,065,943,783
Foreign currency translations	43,043	27,641

Net increase in net assets resulting from operations	185,609,252	1,154,357,973

DISTRIBUTIONS TO SHAREHOLDERS FROM NET REALIZED GAIN ON INVESTMENTS	(82,866,081)	—

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	1,494,196,252	2,300,559,886
Proceeds from reinvestment of distributions	78,132,372	—
Cost of shares repurchased	(672,867,205)	(553,246,175)

Net increase from capital share transactions	899,461,419	1,747,313,711

Total increase in net assets	1,002,204,590	2,901,671,684

NET ASSETS
Beginning of period	4,443,123,152	1,541,451,468

End of period	$5,445,327,742	$4,443,123,152

CHANGE IN CAPITAL SHARES
Shares outstanding, beginning of period	154,739,429	81,752,723

Shares sold	49,454,477	96,167,742
Shares issued on reinvestment of distributions	2,702,289	—
Shares repurchased	(22,341,687)	(23,181,036)

Increase in capital shares	29,815,079	72,986,706

Shares outstanding, end of period	184,554,508	154,739,429

[1]	Unaudited

The accompanying notes are an integral part of these financial statements.

Financial Highlights PRIMECAP Odyssey Stock Fund For a capital share outstanding throughout each period.

	Six Months Ended Apr. 30, 2014[1]	Year Ended Oct. 31, 2013	Year Ended Oct. 31, 2012	Year Ended Oct. 31, 2011	Year Ended Oct. 31, 2010	Year Ended Oct. 31, 2009

Net asset value, beginning of the period	$20.56	$15.75	$14.32	$13.48	$11.69	$10.10

Income from investment operations:
Net investment income	0.16	0.27	0.21	0.16	0.09 [4]	0.10
Net realized and unrealized gain on investments and foreign currency	1.36	4.79	1.40	0.79	1.79	1.55

Total from investment operations	1.52	5.06	1.61	0.95	1.88	1.65

Less:
Dividends from net investment income	(0.24)	(0.25)	(0.18)	(0.11)	(0.09)	(0.06)
Distributions from net realized gain	(0.07)	—	—	—	—	—

Total distributions	(0.31)	(0.25)	(0.18)	(0.11)	(0.09)	(0.06)

Net asset value, end of period	$21.77	$20.56	$15.75	$14.32	$13.48	$11.69

Total return	7.47%[3]	32.55%	11.39%	7.05%	16.14%	16.55%

Ratios/supplemental data:
Net assets, end of period (millions)	$2,638.4	$2,134.7	$1,522.2	$904.3	$607.1	$179.7

Ratio of expenses to average net assets	0.63%[2]	0.63%	0.66%	0.66%	0.71%	0.80%

Ratio of net investment income to average net assets	1.59%[2]	1.65%	1.57%	1.25%	1.37%[4]	0.96%

Portfolio turnover rate	6%[3]	15%	11%	24%	3%	34%

[1]	Unaudited
[2]	Annualized
[3]	Not annualized
[4]	Investment income per share reflects a special dividend of $0.05. Excluding the special dividend, the ratio of net investment income to average net assets would have been 0.74%.

The accompanying notes are an integral part of these financial statements.

Financial Highlights PRIMECAP Odyssey Growth Fund For a capital share outstanding throughout each period.

	Six Months Ended Apr. 30, 2014[1]	Year Ended Oct. 31, 2013	Year Ended Oct. 31, 2012	Year Ended Oct. 31, 2011	Year Ended Oct. 31, 2010	Year Ended Oct. 31, 2009

Net asset value, beginning of the period	$23.09	$16.83	$15.44	$14.70	$12.18	$10.07

Income from investment operations:
Net investment income	0.08	0.10	0.09	0.04	0.02	0.03
Net realized and unrealized gain on investments and foreign currency	1.01	6.26	1.42	0.71	2.53	2.11

Total from investment operations	1.09	6.36	1.51	0.75	2.55	2.14

Less:
Dividend from investment income	(0.08)	(0.10)	(0.06)	(0.01)	(0.03)	(0.03)
Distributions from net realized gain	(0.45)	—	(0.06)	—	—	—

Total distributions	(0.53)	(0.10)	(0.12)	(0.01)	(0.03)	(0.03)

Net asset value, end of period	$23.65	$23.09	$16.83	$15.44	$14.70	$12.18

Total return	4.79%[3]	38.02%	9.86%	5.13%	20.96%	21.39%

Ratios/supplemental data:
Net assets, end of period (millions)	$4,121.8	$3,661.2	$2,201.9	$1,821.9	$1,451.2	$706.5

Ratio of expenses to average net assets	0.64%[2]	0.65%	0.67%	0.66%	0.68%	0.71%

Ratio of net investment income to average net assets	0.71%[2]	0.51%	0.55%	0.26%	0.15%	0.35%

Portfolio turnover rate	4%[3]	10%	12%	13%	5%	12%

[1]	Unaudited
[2]	Annualized
[3]	Not annualized

The accompanying notes are an integral part of these financial statements.

Financial Highlights PRIMECAP Odyssey Aggressive Growth Fund For a capital share outstanding throughout each period.

	Six Months Ended Apr. 30, 2014[1]	Year Ended Oct. 31, 2013	Year Ended Oct. 31, 2012	Year Ended Oct. 31, 2011	Year Ended Oct. 31, 2010	Year Ended Oct. 31, 2009

Net asset value, beginning of the period	$28.71	$18.86	$16.99	$16.17	$12.33	$9.46

Income from investment operations:
Net investment loss	(0.00)	(0.04)	(0.05)	(0.05)	(0.05)	(0.05)
Net realized and unrealized gain on investments and foreign currency	1.31	9.89	2.24	1.40	3.89	2.92

Total from investment operations	1.31	9.85	2.19	1.35	3.84	2.87

Less:
Distributions from net realized gain	(0.51)	—	(0.32)	(0.53)	—	—

Net asset value, end of period	$29.51	$28.71	$18.86	$16.99	$16.17	$12.33

Total return	4.59%[3]	52.23%	13.25%	8.50%	31.14%	30.34%

Ratios/supplemental data:
Net assets, end of year (millions)	$5,445.3	$4,443.1	$1,541.5	$1,134.5	$809.9	$363.8

Ratio of expenses to average net assets	0.63%[2]	0.64%	0.68%	0.68%	0.71%	0.77%

Ratio of net investment loss to average net assets	(0.01%)[2]	(0.23%)	(0.32%)	(0.33%)	(0.45%)	(0.54%)

Portfolio turnover rate	2%[3]	11%	14%	11%	15%	20%

[1]	Unaudited
[2]	Annualized
[3]	Not annualized

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements PRIMECAP Odyssey Funds For the Six Months Ended April 30, 2014 (Unaudited)

(1)  Organization

PRIMECAP Odyssey Funds (the “Trust”) was organized on June 8, 2004 as a Delaware statutory trust and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust is comprised of three series: PRIMECAP Odyssey Stock Fund, PRIMECAP Odyssey Growth Fund, and PRIMECAP Odyssey Aggressive Growth Fund (the “Funds”), each of which is diversified within the meaning of the 1940 Act. PRIMECAP Management Company (the “Investment Advisor”) serves as investment advisor to the Funds. Each Fund commenced operations on November 1, 2004.

Each Fund’s investment objective is to achieve long-term capital appreciation. Each Fund is authorized to issue unlimited shares of beneficial interest. All shares of each Fund have equal rights with respect to voting. Effective January 20, 2014, the PRIMECAP Odyssey Aggressive Growth Fund closed to most new investors.

(2)  Significant Accounting Policies

The Funds consistently follow the accounting policies set forth below which are in conformity with accounting principles generally accepted in the United States of America.

A.	Security Valuation

Securities traded on a national securities exchange are valued at the last reported sales price at the close of regular trading on each day the exchanges are open for trading. Securities traded on the National Association of Securities Dealers Authorized Quotations (“NASDAQ”) are valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. Non-U.S. traded stocks are valued at the last sale price or official closing price in the primary local market where the stock is traded. Securities traded on an exchange for which there have been no sales are valued at the mean between the bid and ask price. Because trading on most non-U.S. exchanges is normally completed before the close of the New York Stock Exchange, the value of securities traded on foreign exchanges can change by the time the Fund calculates its net asset value per share (“NAV”). To address these changes, the Funds may utilize adjustment factors provided by an independent pricing service to systematically value foreign securities at fair value. These adjustment factors are based on statistical analyses of subsequent movement in securities indices, specific security prices, and exchange rates in foreign markets.

Securities for which quotations are not readily available are stated at their respective fair values as determined in good faith by a valuation committee of the Investment Advisor in accordance with procedures approved by the Trust’s Board of Trustees. In determining fair value, the Funds take into account all relevant factors and available information. Consequently, the price of a security used by a Fund to calculate its NAV may differ from quoted or published prices for the same security. Fair value pricing involves subjective judgments, and there is no single standard for determining a security’s fair value. As a result, different mutual funds could reasonably arrive at a different fair value for the same security. It is possible that the fair value determined for a security is

Notes to Financial Statements

PRIMECAP Odyssey Funds

For the Six Months Ended April 30, 2014 (Unaudited) – continued

materially different from the value that could be realized upon the sale of that security or from the values that other mutual funds may determine.

Investments in other funds are valued at their respective net asset values as determined by those funds, in accordance with the 1940 Act.

B.	Share Valuation

The NAV of a Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses), by the total number of shares outstanding of the Fund. The result is rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the NYSE is closed for trading.

C.	Foreign Currency

Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates as of 4 p.m. Eastern time on the valuation date. Purchases and sales of investments and dividend and interest income are converted into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such translations. Realized foreign exchange gains or losses arise from 1) sales of foreign currencies; 2) currency gains or losses realized between the trade and settlement dates on securities transactions; and 3) the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period. Foreign securities and currency transactions may involve risks not associated with U.S. securities and currency.

D.	Federal Income Taxes

Each Fund has elected to be treated as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986 (the “IRC”). Each Fund intends to distribute substantially all of its taxable income and any accumulated net realized capital gains. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Funds may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be reclaimed. The Funds will accrue such taxes and reclaims as applicable based upon their current interpretations of the tax rules and regulations that exist in the markets in which they invest.

Each Fund has adopted accounting standards regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the six months ended April 30, 2014, the Funds did not incur any interest or penalties. As of April 30, 2014, open tax years include the tax years ended October 31, 2010 through October 31, 2013. No Fund

Notes to Financial Statements

PRIMECAP Odyssey Funds

For the Six Months Ended April 30, 2014 (Unaudited) – continued

is aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.

E.	Allocation of Expenses

Each Fund is charged for those expenses directly attributable to it. Expenses that are not directly attributable to a Fund are allocated among the Funds by an appropriate method based on the nature of the expense.

F.	Security Transactions, Investment Income, and Distributions

Security transactions are accounted for on the trade date. Dividend income and distributions to shareholders are recorded on the ex-dividend date, and interest income is recognized on the accrual basis. Realized gains and losses are evaluated on the basis of identified costs. Premiums and discounts on the purchase of securities are amortized/accreted using the effective interest method. United States Generally Accepted Accounting Principles (“U.S. GAAP”) require that permanent financial reporting and tax differences be reclassified in the capital accounts.

G.	Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

H.	Indemnification Obligations

Under the Trust’s organizational documents, its current and former officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. Based on experience, the Funds would expect the risk of loss to be minimal.

(3)  Investment Transactions

The cost of purchases and the proceeds from sales of securities, excluding short-term investments, for the six months ended April 30, 2014 were as follows:

Fund	Purchases	Sales
PRIMECAP Odyssey Stock Fund	$458,630,503	$126,123,408
PRIMECAP Odyssey Growth Fund	$591,861,828	$138,622,965
PRIMECAP Odyssey Aggressive Growth Fund	$1,130,959,721	$108,266,721

Notes to Financial Statements

PRIMECAP Odyssey Funds

For the Six Months Ended April 30, 2014 (Unaudited) – continued

(4)  Valuation Measurements

The Funds have adopted fair valuation accounting standards which establish an authoritative definition of fair value and set forth a hierarchy for measuring fair value. These standards require additional disclosure about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received in the sale of an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used to value the asset or liability. These standards state that “observable inputs” reflect the assumptions that market participants would use in valuing an asset or liability based on market data obtained from independent sources. “Unobservable inputs” reflect the Funds’ own assumptions about the inputs market participants would use to value the asset or liability.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels below:

Level 1 –	Unadjusted quoted prices in active markets for identical securities to which the Trust has access at the date of measurement.

Level 2 –	Other significant observable inputs (including quoted prices for similar or related securities in both active and inactive markets, interest rates, foreign exchange rates, and fair value estimates for foreign securities indices).

Level 3 –	Significant unobservable inputs to the extent observable inputs are unavailable (including the Funds’ own assumptions in determining fair value of investments based on the best available information).

Notes to Financial Statements

PRIMECAP Odyssey Funds

For the Six Months Ended April 30, 2014 (Unaudited) – continued

The following table provides the fair value measurements of applicable Fund assets by level within the fair value hierarchy for each Fund as of April 30, 2014. There were no transfers into or out of Level 1 and Level 2 during the reporting period. These assets are measured on a recurring basis.

Fund	Description	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

PRIMECAP Odyssey Stock Fund	Equity Common Stock[1]	$2,366,090,378	$—	$—	$2,366,090,378

	Total Equity	$2,366,090,378	$—	$—	$2,366,090,378

	Short-Term Investments	$268,740,470	$—	$—	$268,740,470

	Total Investments in Securities	$2,634,830,848	$—	$—	$2,634,830,848

PRIMECAP Odyssey Growth Fund	Equity Common Stock[1]	$3,843,025,317	$—	$—	$3,843,025,317

	Total Equity	$3,843,025,317	$—	$—	$3,843,025,317

	Short-Term Investments	$273,847,601	$—	$—	$273,847,601

	Total Investments in Securities	$4,116,872,918	$—	$—	$4,116,872,918

PRIMECAP Odyssey Aggressive Growth Fund	Equity Common Stock[1]	$5,172,888,890	$—	$—	$5,172,888,890

	Total Equity	$5,172,888,890	$—	$—	$5,172,888,890

	Short-Term Investments	$291,565,747	$—	$—	$291,565,747

	Total Investments in Securities	$5,464,454,637	$—	$—	$5,464,454,637

1 Refer to each Fund’s respective Schedule of Investments for the breakdown of major categories.

(5)  Distribution to Shareholders

Net investment income and net realized gains differ for financial statement and tax purposes due to differing treatments of deferred wash sale losses.

Notes to Financial Statements

PRIMECAP Odyssey Funds

For the Six Months Ended April 30, 2014 (Unaudited) – continued

As of October 31, 2013, the components of capital on a tax basis were as follows:

	PRIMECAP Odyssey Stock Fund	PRIMECAP Odyssey Growth Fund	PRIMECAP Odyssey Aggressive Growth Fund
Cost of investments for tax purposes[1]	$1,517,286,386	$2,498,420,284	$3,089,864,510

Gross tax unrealized appreciation	634,217,361	1,229,311,930	1,470,585,619
Gross tax unrealized depreciation	(17,544,875)	(80,097,164)	(120,588,858)

Net tax unrealized appreciation	616,672,486	1,149,214,766	1,349,996,761

Undistributed ordinary income	19,844,718	9,506,055	14,986,701
Undistributed long-term capital gain	7,011,734	73,024,997	65,266,453

Total distributable earnings	26,856,452	82,531,052	80,253,154

Other accumulated gain (loss)	—	—	—

Total accumulated gain	$643,528,938	$1,231,745,818	$1,430,249,915

[1]	At October 31, 2013 the differences in the basis for federal income tax purposes and financial reporting purposes are due to the tax deferral of losses on wash sales.

During the fiscal year ended October 31, 2013, the PRIMECAP Odyssey Stock Fund and PRIMECAP Odyssey Growth Fund used $13,971,045 and $3,180,302, respectively, of capital loss carryover accumulated in prior fiscal years.

Tax components of dividends paid during the six months ended April 30, 2014 and the fiscal year ended October 31, 2013 were as follows:

	April 30, 2014		October 31, 2013
	Ordinary Income Distributions	Long-Term Capital Gain Distributions	Ordinary Income Distributions	Long-Term Capital Gain Distributions
Stock Fund	$25,544,000	$7,013,392	$24,438,073	$—
Growth Fund	$12,772,829	$73,025,511	$13,581,594	$—
Aggressive Growth Fund	$17,599,428	$65,266,653	$—	$—

The Funds designated as long-term capital gain dividends, pursuant to IRC Section 852 (b) (3), the amounts necessary to reduce the earnings and profits of the Funds related to net capital gains to zero for the tax year ended October 31, 2013.

(6)  Investment Advisory and Other Agreements

The Trust has entered into an investment management agreement with the Investment Advisor on behalf of each Fund. For its services to the Funds, the Investment Advisor receives a fee paid

Notes to Financial Statements

PRIMECAP Odyssey Funds

For the Six Months Ended April 30, 2014 (Unaudited) – continued

quarterly at the annual rate of 0.60% of the first $100 million of each Fund’s average daily net assets and 0.55% of each Fund’s average daily net assets in excess of $100 million. For the six months ended April 30, 2014, each Fund paid the Investment Advisor at an effective annual rate of 0.55% of its respective average net assets.

The Bank of New York Mellon serves as the Funds’ custodian. U.S. Bancorp Fund Services, LLC (“USBFS”) serves as the administrator, fund accountant, and transfer agent to the Funds. Quasar Distributors, LLC, an affiliate of USBFS, serves as the Funds’ distributor.

(7)  Other Affiliates

Certain of the Funds’ investments are in companies that are considered to be affiliated companies of a Fund because the Fund owns 5% or more of the outstanding voting securities of the company. Transactions during the period in securities of these companies were as follows:

PRIMECAP Odyssey Growth Fund
		Current Period Transactions
Common Stock	Market Value at October 31, 2013	Purchases at Cost	Proceeds from Securities Sold	Dividend Income	Realized Gain (Loss)	Market Value at April 30, 2014
ImmunoGen, Inc.	$96,374,946	$—	$—	$—	$—	$75,764,994

Total	$96,374,946	$—	$—	$—	$—	$75,764,994

Notes to Financial Statements

PRIMECAP Odyssey Funds

For the Six Months Ended April 30, 2014 (Unaudited) – continued

PRIMECAP Odyssey Aggressive Growth Fund
		Current Period Transactions
Common Stock	Market Value at October 31, 2013	Purchases at Cost	Proceeds from Securities Sold	Dividend Income	Realized Gain (Loss)	Market Value at April 30, 2014
Abaxis, Inc.(1)	$—	$69,101,039	$—	$—	$—	$73,179,220
Abiomed, Inc.	64,052,330	6,612,737	—	—	—	63,277,719
Active Network, Inc.(2)(3)	63,250,088	—	63,512,900	—	40,045,273	N/A
Affymetrix, Inc.	34,289,500	—	—	—	—	36,035,500
Audience, Inc.(1)	—	13,330,651	—	—	—	25,257,714
Boulder Brands, Inc.	54,306,708	—	—	—	—	48,905,858
Cardica, Inc.(1)	—	2,704,700	—	—	—	5,519,702
comScore, Inc.	75,571,107	23,230,423	—	—	—	111,793,586
DreamWorks Animation SKG, Inc.	140,271,008	—	—	—	—	98,443,701
Dyax, Corp.	65,347,274	—	—	—	—	52,548,112
Ellie Mae, Inc.(1)	—	44,531,184	—	—	—	68,067,612
FARO Technologies, Inc.	59,621,050	1,181,353	—	—	—	51,039,282
Fluidigm Corp.	79,450,025	—	—	—	—	94,734,696
Guidance Software, Inc.	14,491,794	1,802,090	—	—	—	16,873,641
InterMune, Inc.(2)(4)	59,331,581	15,286,482	11,107,973	—	(2,988,658)	N/A
Marrone Bio Innovations, Inc.(1)	—	18,718,526	—	—	—	16,972,891
Nektar Therapeutics	68,357,880	30,235,139	—	—	—	113,457,268
Peregrine Semiconductor Corp.	24,003,167	2,409,151	—	—	—	17,632,889
Polypore International, Inc.(1)	—	57,919,247	—	—	—	120,030,948
Shutterfly, Inc.(1)	—	47,483,292	—	—	—	83,947,348
Solazyme, Inc.(1)	—	25,261,296	—	—	—	53,576,332
Tuesday Morning Corp.	60,451,630	453,207	—	—	—	60,232,830

Total	$862,795,142	$360,260,517	$74,620,873	$—	$37,056,615	$1,211,526,849

(1)	As of October 31, 2013, the company was not an affiliate.
(2)	No longer an affiliate as of April 30, 2014.
(3)	Included in “Proceeds from Securities Sold” are proceeds received when Active Network, Inc. was acquired in an all cash transaction.
(4)

InterMune, Inc. issued additional shares during the six months ended April 30, 2014. Consequently, the Fund no longer holds 5% of the outstanding shares of InterMune, Inc. and is no longer an affiliate.

(8)  Subsequent Events

The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

Expense Example PRIMECAP Odyssey Funds (Unaudited)

As a shareholder of one or more of the Funds, you incur ongoing costs, including management fees and other Fund expenses. This expense example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The expense example is based on an investment of $1,000 invested for a six-month period beginning November 1, 2013 through April 30, 2014.

Actual Expenses

The information in the table adjacent to the heading “Actual Performance” provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column entitled “Expenses Paid during Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table adjacent to the heading “Hypothetical Performance (5% return before expenses)” provides hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other mutual funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the information adjacent to the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different mutual funds. In addition, if transactional costs were included, your costs would have been higher.

Expense Example

PRIMECAP Odyssey Funds

(Unaudited) – continued

	Beginning Account Value (11/1/13)	Ending Account Value (4/30/14)	Expenses Paid During Period[1] (11/1/13 to 4/30/14)	Expense Ratio During Period[1] (11/1/13 to 4/30/14)
PRIMECAP Odyssey Stock Fund
Actual Performance	$1,000.00	$1,074.70	$3.24	0.63%
Hypothetical Performance (5% return before expenses)	$1,000.00	$1,021.67	$3.16	0.63%
PRIMECAP Odyssey Growth Fund
Actual Performance	$1,000.00	$1,047.90	$3.25	0.64%
Hypothetical Performance (5% return before expenses)	$1,000.00	$1,021.62	$3.20	0.64%
PRIMECAP Odyssey Aggressive Growth Fund
Actual Performance	$1,000.00	$1,045.90	$3.19	0.63%
Hypothetical Performance (5% return before expenses)	$1,000.00	$1,021.67	$3.16	0.63%

[1]

Expenses are equal to a Fund’s annualized expense ratio as indicated, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year period (181), then divided by the number of days in the fiscal year (365) to reflect the one-half year period.

Additional Information PRIMECAP Odyssey Funds (Unaudited)

Proxy Voting Procedures

The Investment Advisor votes proxies relating to portfolio securities in accordance with procedures that have been approved by the Trust’s Board of Trustees. You may obtain a description of these procedures, free of charge, by calling toll-free 1-800-729-2307. This information is also available through the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record

Information regarding how the Funds voted proxies relating to the portfolio securities during the most recent 12-month period ended June 30 is available, without charge, by calling toll-free 1-800-729-2307. This information is also available through the SEC’s website at www.sec.gov.

Form N-Q Disclosure

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This information is available, without charge, by calling toll-free 1-800-729-2307. The Funds’ Forms N-Q are also available on the SEC’s website at www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Management PRIMECAP Odyssey Funds (Unaudited)

Portfolio Managers

PRIMECAP Management Company has four portfolio managers who together have more than 100 years of investment experience. The portfolio managers primarily responsible for overseeing the Funds’ investments are:

Name	Years of Experience
Theo A. Kolokotrones	44
Joel P. Fried	29
Alfred W. Mordecai	17
M. Mohsin Ansari	14

Each of these four individuals manages a portion of the PRIMECAP Odyssey Stock Fund, the PRIMECAP Odyssey Growth Fund, and the PRIMECAP Odyssey Aggressive Growth Fund. A portion of each Fund’s assets may be managed by individuals in the Investment Advisor’s research department.

Officers and Trustees

The Trust’s officers, who oversee the Funds’ daily operations, are appointed by the Board of Trustees. The trustees are responsible for the overall management of the Trust, including establishing the Funds’ policies and general supervision and review of their investment activities. The Statement of Additional Information includes additional information about the trustees and is available, without charge, by calling 1-800-729-2307 or at the Funds’ website at www.odysseyfunds.com.

Executive Officers. The table below sets forth certain information about each of the Trust’s executive officers.

Name, Address (Year of Birth)	Position(s) Held with Trust	Term of Office; Length of Time Served	Principal Occupation(s) During Past 5 Years
Theo A. Kolokotrones 225 South Lake Ave. Pasadena, CA 91101-3005 (1946)	Co-Chief Executive Officer	Indefinite; Since 09/04	Vice-Chairman, Director, Portfolio Manager, and Principal PRIMECAP Management Company
Joel P. Fried 225 South Lake Ave. Pasadena, CA 91101-3005 (1962)	Co-Chief Executive Officer and Trustee	Indefinite; Since 09/04	President, Director, Portfolio Manager, and Principal PRIMECAP Management Company

Management

PRIMECAP Odyssey Funds

(Unaudited) – continued

Name, Address (Year of Birth)	Position(s) Held with Trust	Term of Office; Length of Time Served	Principal Occupation(s) During Past 5 Years
Alfred W. Mordecai 225 South Lake Ave. Pasadena, CA 91101-3005 (1967)	Co-Chief Executive Officer	Indefinite; Since 10/12	Executive Vice President, Director, Portfolio Manager, and Principal PRIMECAP Management Company
Michael J. Ricks 225 South Lake Ave. Pasadena, CA 91101-3005 (1977)	Chief Financial Officer, Chief Administrative Officer, and Secretary	Indefinite; Since 03/11	Director of Fund Administration PRIMECAP Management Company (since 2011); Vice President, Fund Administration and Compliance, U.S. Bancorp Fund Services, LLC (2001-2011)
Karen Chen 225 South Lake Ave. Pasadena, CA 91101-3005 (1973)	Vice President of Compliance, Chief Compliance Officer, and AML Officer	Indefinite; Since 10/04	Chief Compliance Officer, Director of Compliance and Reporting PRIMECAP Management Company

“Independent” Trustees. The table below sets forth certain information about each of the trustees of the Trust who is not an “interested person” of the Trust as defined in the 1940 Act (“Independent Trustees”).

Name, Address (Year of Birth)	Position(s) Held with Trust	Term of Office; Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex by Trustee[1]	Other Director- ships Held by Trustee
Benjamin F. Hammon 225 South Lake Ave. Pasadena, CA 91101-3005 (1935)	Chairman of the Board and Trustee	Indefinite; Since 09/04	Retired; Private investor	3	None
Wayne H. Smith 225 South Lake Ave. Pasadena, CA 91101-3005 (1941)	Chairman of the Audit Committee and Trustee	Indefinite; Since 09/04	Retired; Private investor	3	None
Joseph G. Uzelac 225 South Lake Ave. Pasadena, CA 91101-3005 (1944)	Trustee	Indefinite; Since 10/07	Retired; Private investor	3	None
Elizabeth D. Obershaw 225 South Lake Ave. Pasadena, CA 91101-3005 (1960)	Trustee	Indefinite; Since 06/08	Managing Director, Horsley Bridge Partners, an investment advisor (2007-present)	3	None

Management

PRIMECAP Odyssey Funds

(Unaudited) – continued

“Interested” Trustees. The table below sets forth certain information about each of the trustees of the Trust who is an “interested person” of the Trust as defined by the 1940 Act.

Name, Address (Year of Birth)	Position(s) Held with Trust	Term of Office; Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex by Trustee[1]	Other Director- ships Held by Trustee
Joel P. Fried[2] 225 South Lake Ave. Pasadena, CA 91101-3005 (1962)	Co-Chief Executive Officer and Trustee	Indefinite; Since 09/04	President, Director, Portfolio Manager, and Principal PRIMECAP Management Company	3	None

[1]	Fund Complex includes any funds, series of funds, or trusts that share the same advisor or that hold themselves out to investors as related companies.
[2]	Mr. Fried is an “interested person” of the Trust, as defined by the 1940 Act, because of his employ- ment with PRIMECAP Management Company, the investment advisor to the Trust.

Privacy Notice PRIMECAP Odyssey Funds

PRIMECAP Management Company

Maintaining the confidentiality of client personal financial information is very important to PRIMECAP Odyssey Funds (the “Trust”) and PRIMECAP Management Company (the “Advisor”). The Advisor and the Trust may collect several types of nonpublic personal information about investors, including:

•	Information from forms that investors may fill out and send to the Advisor or the Trust in connection with an account (such as name, address, and social security number).

•	Information an investor may give the Advisor or the Trust orally.

•	Information about the amount investors have invested in an account.

•	Information about any bank account investors may use for transfers between a bank account and a shareholder account.

The Advisor and the Trust will not sell or disclose client personal information to anyone except as permitted or required by law. For example, information collected may be shared with the independent auditors in the course of the annual audit of the Advisor or the Trust. The Advisor or the Trust may also share this information with the Advisor’s or the Trust’s legal counsel, as deemed appropriate, and with regulators. Finally, the Advisor or the Trust may disclose information about clients or investors at the client’s or investor’s request (for example, by sending duplicate account statements to someone designated by the client or investor), or as otherwise permitted or required by law.

Within the Advisor and the Trust, access to information about clients and investors is restricted to those employees or service providers who need to know the information to service client accounts. The Advisor’s employees are trained to follow its procedures to protect client privacy and are instructed to access information about clients only when they have a business reason to obtain it.

The Advisor and the Trust reserve the right to change this privacy policy in the future, but we will not disclose investor nonpublic personal information except as required or permitted by law without giving the investor an opportunity to instruct us not to do so.

Investment Advisor

PRIMECAP MANAGEMENT COMPANY

225 South Lake Avenue, Suite 400

Pasadena, California 91101

•

Distributor

QUASAR DISTRIBUTORS, LLC

615 East Michigan Street, 4th Floor

Milwaukee, Wisconsin 53202

•

Custodian

THE BANK OF NEW YORK MELLON

One Wall Street

New York, New York 10286

•

Transfer Agent

U.S. BANCORP FUND SERVICES, LLC

615 East Michigan Street, 3rd Floor

Milwaukee, Wisconsin 53202

•

Administrator

U.S. BANCORP FUND SERVICES, LLC

2020 East Financial Way, Suite 100

Glendora, California 91741

•

Legal Counsel

BINGHAM McCUTCHEN LLP

355 South Grand Avenue, Suite 4400

Los Angeles, California 90071

•

Independent Registered Public Accounting Firm

PRICEWATERHOUSECOOPERS LLP

Three Embarcadero Center

San Francisco, California 94111

This report is intended for the shareholders of the PRIMECAP Odyssey Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Past performance results shown in this report should not be considered a representation of future performance. Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are dated and are subject to change.

PRIMECAP, PRIMECAP Odyssey, and the PRIMECAP Odyssey logo are trademarks of PRIMECAP Management Company.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)	The Registrant’s Co-Chief Executive Officers and Chief Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service providers.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PRIMECAP Odyssey Funds

By	/s/ Joel P. Fried
Joel P. Fried, Co-Chief Executive Officer

Date	June 24, 2014

By	/s/ Theo A. Kolokotrones
Theo A. Kolokotrones, Co-Chief Executive Officer

Date	June 24, 2014

By	/s/ Alfred W. Mordecai
Alfred W. Mordecai, Co-Chief Executive Officer

Date	June 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Joel P. Fried
Joel P. Fried, Co-Chief Executive Officer

Date	June 24, 2014

By	/s/ Theo A. Kolokotrones
Theo A. Kolokotrones, Co-Chief Executive Officer

Date	June 24, 2014

By	/s/ Alfred W. Mordecai
Alfred W. Mordecai, Co-Chief Executive Officer

Date	June 24, 2014

By	/s/ Michael J. Ricks
Michael J. Ricks, Chief Financial Officer

Date	June 24, 2014